World Omni Auto Receivables Trust 2010-A	Exhibit 99.1
Monthly Servicer Certificate
June 30, 2010

Dates Covered
Collections Period	06/01/10 - 06/30/10
Interest Accrual Period	06/15/10 - 07/14/10
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/10

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/10	802,242,113.06	57,426
Yield Supplement Overcollaterization Amount at 05/31/10	46,529,104.14	0

Receivables Balance at 05/31/10	848,771,217.20	57,426
Principal Payments	28,663,993.01	1,641
Defaulted Receivables	901,728.90	40
Repurchased Accounts		0
Yield Supplement Overcollaterization Amount at 06/30/10	44,427,181.88	0

Pool Balance at 06/30/10	774,778,313.41	55,745

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112
Delinquent Receivables:
Past Due 31-60 days	4,461,436.82	462
Past Due 61-90 days	1,213,357.25	93
Past Due 91 + days	166,120.75	16

Total	5,840,914.82	571

Total 31+ Delinquent as % Ending Pool Balance	0.75%

Recoveries	438,694.66

Aggregate Net Losses—June 2010	463,034.24

Overcollateralization Target Amount	46,486,698.80
Actual Overcollateralization	43,526,877.75

Weighted Average APR	4.69%
Weighted Average APR, Yield Adjusted	7.61%
Weighted Average Remaining Term	50.81

Flow of Funds	$ Amount
Collections	32,506,574.56
Advances	4,639.89
Investment Earnings on Cash Accounts	5,595.89
Servicing Fee	(707,309.35)

Available Funds	31,809,500.99

Distributions of Available Funds
(1) Class A Interest	767,141.26
(2) Noteholders’ First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Noteholders’ Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	30,961,024.93
(7) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	31,809,500.99

Servicing Fee	707,309.35
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 06/15/10	762,212,460.59
Principal Paid	30,961,024.93
Note Balance @ 07/15/10	731,251,435.66

Class A-1
Note Balance @ 06/15/10	94,210,460.59
Principal Paid	30,961,024.93
Note Balance @ 07/15/10	63,249,435.66
Note Factor @ 07/15/10	25.4013798%

Class A-2
Note Balance @ 06/15/10	197,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/10	197,000,000.00
Note Factor @ 07/15/10	100.0000000%

Class A-3
Note Balance @ 06/15/10	241,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/10	241,000,000.00
Note Factor @ 07/15/10	100.0000000%

Class A-4
Note Balance @ 06/15/10	198,106,000.00
Principal Paid	0.00
Note Balance @ 07/15/10	198,106,000.00
Note Factor @ 07/15/10	100.0000000%

Class B
Note Balance @ 06/15/10	31,896,000.00
Principal Paid	0.00
Note Balance @ 07/15/10	31,896,000.00
Note Factor @ 07/15/10	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	848,476.06
Total Principal Paid	30,961,024.93

Total Paid	31,809,500.99

Class A-1
Coupon	0.23262%
Interest Paid	18,262.70
Principal Paid	30,961,024.93

Total Paid to A-1 Holders	30,979,287.63

Class A-2
Coupon	0.70000%
Interest Paid	114,916.67
Principal Paid	0.00

Total Paid to A-2 Holders	114,916.67

Class A-3
Coupon	1.34000%
Interest Paid	269,116.67
Principal Paid	0.00

Total Paid to A-3 Holders	269,116.67

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9252718
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	33.7633123

Total Distribution Amount	34.6885841

A-1 Interest Distribution Amount	0.0733442
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	124.3414656

Total A-1 Distribution Amount	124.4148098

A-2 Interest Distribution Amount	0.5833334
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.5833334

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 05/31/10	50,659.62
Balance as of 06/30/10	55,299.51
Change	4,639.89

Reserve Account
Balance as of 06/15/10	2,345,271.93
Investment Earnings	402.69
Investment Earnings Paid	(402.69)
Deposit/(Withdrawal)	0.00
Balance as of 07/15/10	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93